Shareholder Report	12 Months Ended		120 Months Ended
	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Northern Lights Fund Trust IV
Entity Central Index Key		0001644419
Entity Investment Company Type		N-1A
Document Period End Date		Nov. 30, 2024
C000241373
Shareholder Report [Line Items]
Fund Name	National Security Emerging Markets Index ETF
Trading Symbol	NSI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about National Security Emerging Markets Index ETF for the period of December 6, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nationalsecurityindex.com. You can also request this information by contacting us at 833-906-5569.
Additional Information Phone Number	833-906-5569
Additional Information Website	www.nationalsecurityindex.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
National Security Emerging Markets Index ETF	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The performance of the National Security Emerging Markets Index ETF was in line relative to its peer group of thematic strategies within the diversified emerging markets category.  Emerging markets in the later months of the reporting period were challenged by geopolitical events ranging from political instability to uncertainty about future United States tariff policies following Donald Trump’s victory in the November presidential election.  The asset class also faced headwinds from a strong U.S. dollar on expectations of fewer Federal Reserve interest rate cuts.  Country performance was highest in Taiwan, China and India, each of which attracted capital flows related to growth stories in artificial intelligence and related semiconductor industries.  Performance was weakest in Mexico and Brazil.  South Korean equities also pulled back toward the end of the reporting period amidst growing political uncertainty.  At the individual security level, the Fund benefited from exposure to its largest holding, Taiwan Semiconductor Manufacturing; its largest detractor was Samsung Electronics.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	National Security Emerging Markets Index ETF - NAV	MSCI Emerging Markets Index	Alerian National Security Emerging Markets NTR Index
12/06/23	$10,000	$10,000	$10,000
12/31/23	$10,504	$10,519	$10,538
01/31/24	$10,006	$10,031	$9,938
02/29/24	$10,524	$10,508	$10,382
03/31/24	$10,640	$10,768	$10,640
04/30/24	$10,528	$10,816	$10,522
05/31/24	$10,781	$10,877	$10,688
06/30/24	$10,785	$11,306	$11,043
07/31/24	$10,764	$11,340	$10,924
08/31/24	$10,809	$11,523	$11,079
09/30/24	$11,358	$12,293	$11,796
10/31/24	$11,103	$11,746	$11,461
11/30/24	$10,730	$11,324	$11,025

Average Annual Return [Table Text Block]
Since Inception (December 6, 2023)
National Security Emerging Markets Index ETF - NAV	7.30%
MSCI Emerging Markets Index	13.24%
Alerian National Security Emerging Markets NTR Index	10.25%

Performance Inception Date			Dec. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 7,638,574	$ 7,638,574	$ 7,638,574
Holdings Count | Holding	120	120	120
Advisory Fees Paid, Amount	$ 46,369
InvestmentCompanyPortfolioTurnover	42.00%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.7%
Real Estate	0.2%
Health Care	1.9%
Utilities	2.2%
Industrials	3.1%
Consumer Staples	3.2%
Energy	5.1%
Materials	6.4%
Consumer Discretionary	10.4%
Communications	15.1%
Financials	21.0%
Technology	26.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	11.7%
Samsung Electronics Company Ltd.	5.4%
HDFC Bank Ltd.	3.9%
PDD Holdings, Inc.	3.8%
Reliance Industries Ltd.	2.8%
Hon Hai Precision Industry Company Ltd.	2.6%
ICICI Bank Ltd.	2.3%
Chunghwa Telecom Company Ltd.	2.1%
ASE Technology Holding Company Ltd.	2.1%
Meituan	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.